STATEMENTS OF CHANGES IN NET ASSETS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATIONS
Net investment income	$ 185,042	$ 235,264	$ 265,467
Net unrealized appreciation (depreciation) on investments allocated from The Prudential Variable Contract Real Property Partnership	(969,960)	(1,173)	74,000
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	(584,062)	0	0
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,368,980)	234,091	339,467
CAPITAL TRANSACTIONS
Net contributions (withdrawals) by contract owners	(290,338)	(284,247)	(374,892)
Net contributions (withdrawals) by Pruco Life Insurance Company of New Jersey	325,436	322,876	170,780
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	35,098	38,629	(204,112)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,333,882)	272,720	135,355
NET ASSETS
Beginning of year	10,130,024	9,857,304	9,721,949
End of year	$ 8,796,142	$ 10,130,024	$ 9,857,304